Short-term Investments - Additional Information (Detail) - Guaranteed Investment Certificate [member] - CAD ($)	Apr. 30, 2018	Apr. 30, 2017
United States of America, Dollars [member]
Disclosure of short-term investments [line items]
Market value	$ 0	$ 409,000
Mexico, Pesos [member]
Disclosure of short-term investments [line items]
Market value	$ 0	$ 3,596,000